STATEMENT OF INVESTMENTS
BNY Mellon International Bond Fund

July 31, 2019 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.2%
Argentina - .3%
Argentine, Sr. Unscd. Bonds		5.88	1/11/2028	2,400,000		1,901,100
Australia - .0%
Driver Australia Four Trust, Ser. 4, Cl. A, 1 Month BBSW +.95%	AUD	2.06	8/21/2025	171,777	[b]	117,598
Driver Australia Three Trust, Ser. 3, Cl. A, 1 Month BBSW +1.70%	AUD	2.81	5/21/2024	341,809	[b]	234,717
					352,315
Belgium - 2.3%
Kingdom of Belgium, Unscd. Bonds, Ser. 78	EUR	1.60	6/22/2047	11,970,000	[c]	16,201,608
Canada - 3.7%
Canada, Bonds	CAD	3.50	12/1/2045	3,700,000		3,847,574
CNH Capital Canada Receivables Trust, Ser. 2017-1A, Cl. A2	CAD	1.71	5/15/2023	1,572,160	[c]	1,186,077
Ford Auto Securitization Trust, Ser. 2018-AA, Cl. A3	CAD	2.71	9/15/2023	2,350,000	[c]	1,798,984
Ford Auto Securitization Trust, Ser. 2018-BA, Cl. A3	CAD	2.84	1/15/2024	3,100,000	[c]	2,383,510
Golden Credit Card Trust, Ser. 2018-4A, Cl. A		3.44	10/15/2025	2,550,000	[c]	2,654,610
Master Credit Card Trust II, Ser. 2018-1A, Cl. A, 1 Month LIBOR +.49%		2.76	7/21/2024	3,300,000	[b,c]	3,299,649
MBarc Credit Canada, Ser. 2019-AA, Cl. A3	CAD	2.72	10/16/2023	2,110,000	[c]	1,614,858
Province of Ontario Canada, Sr. Unscd. Notes	CAD	2.65	2/5/2025	2,600,000		2,042,058
Royal Bank of Canada, Sr. Unscd. Notes		2.55	7/16/2024	1,860,000		1,861,103
Silver Arrow Canada, Ser. 2018-1A, Cl. A3	CAD	3.17	8/15/2025	4,300,000	[c]	3,322,644
Teck Resources, Sr. Unscd. Notes		6.25	7/15/2041	625,000		707,255
The Bank of Nova Scotia, Covered Notes	EUR	0.38	10/23/2023	1,725,000		1,968,174
					26,686,496
Cayman Islands - .3%
CK Hutchison Europe Finance 18, Gtd. Bonds	EUR	1.25	4/13/2025	660,000		769,581
CK Hutchison Finance 16 II, Gtd. Bonds	EUR	0.88	10/3/2024	1,405,000		1,606,470
					2,376,051

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.2% (continued)
Chile - .6%
Bonos de la Tesoreria de la Republica en pesos, Bonds	CLP	4.50	3/1/2021	2,695,000,000		3,976,462
China - 4.1%
China, Unscd. Bonds, Ser. 1827	CNY	3.25	11/22/2028	153,700,000		22,459,532
China Development Bank, Unscd. Bonds, Ser. 1905	CNY	3.48	1/8/2029	49,000,000		6,993,603
					29,453,135
Colombia - .3%
Colombia, Sr. Unscd. Bonds		4.00	2/26/2024	1,800,000		1,890,468
Ecuador - .3%
Ecuador, Sr. Unscd. Bonds		10.75	3/28/2022	1,625,000		1,803,766
Egypt - .3%
Egypt, Sr. Unscd. Bonds	EUR	4.75	4/16/2026	800,000		920,594
Egypt, Sr. Unscd. Notes		6.13	1/31/2022	500,000		523,625
Egypt, Sr. Unscd. Notes		6.20	3/1/2024	500,000	[c]	532,020
					1,976,239
France - 1.7%
Credit Agricole Home Loan SFH, Covered Notes	EUR	0.05	8/29/2022	600,000		675,070
Credit Agricole Home Loan SFH, Covered Notes	EUR	1.25	3/24/2031	1,600,000		1,998,282
French Republic, Unscd. Bonds	EUR	2.00	5/25/2048	6,400,000	[c]	9,511,032
					12,184,384
Germany - .9%
Allianz, Sub. Notes	EUR	5.63	10/17/2042	1,800,000		2,338,934
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Notes	EUR	0.38	4/23/2030	3,685,000		4,289,285
					6,628,219
Ghana - .2%
Ghana, Sr. Unscd. Bonds		7.88	3/26/2027	600,000	[c]	634,851
Ghana, Sr. Unscd. Notes		7.63	5/16/2029	600,000	[c]	614,688
					1,249,539
Greece - .8%
Hellenic Republic, Bonds	EUR	3.90	1/30/2033	2,200,000		2,824,026
Hellenic Republic, Sr. Unscd. Bonds	EUR	3.45	4/2/2024	1,200,000	[c]	1,472,861
Hellenic Republic, Sr. Unscd. Bonds	EUR	3.88	3/12/2029	1,400,000	[c]	1,797,997
					6,094,884
Hungary - .3%
Hungary, Sr. Unscd. Bonds	EUR	1.25	10/22/2025	1,750,000		2,073,439
Indonesia - .5%
Indonesia, Sr. Unscd. Notes	EUR	3.75	6/14/2028	1,900,000		2,588,111
Indonesia Asahan Aluminium, Sr. Unscd. Notes		5.23	11/15/2021	1,100,000	[c]	1,157,093
					3,745,204

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.2% (continued)
Ireland - .5%
AerCap Global Aviation Trust, Gtd. Notes		4.50	5/15/2021	1,125,000		1,159,958
Ireland, Bonds	EUR	2.00	2/18/2045	1,610,000		2,247,860
					3,407,818
Israel - .3%
Israel, Bonds, Ser. 327	ILS	2.00	3/31/2027	6,900,000		2,111,147
Italy - 4.3%
Intesa Sanpaolo, Covered Notes	EUR	1.38	12/18/2025	3,200,000		3,886,973
Italy Buoni Poliennali Del Tesoro, Bonds	EUR	4.75	9/1/2021	15,000,000		18,201,915
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Bonds	EUR	2.70	3/1/2047	7,350,000	[c]	8,547,503
					30,636,391
Ivory Coast - .1%
Ivory Coast, Sr. Unscd. Bonds	EUR	5.13	6/15/2025	750,000	[c]	885,379
Japan - 20.8%
Development Bank of Japan, Govt. Gtd. Notes		3.13	9/6/2023	2,080,000	[c]	2,155,077
Japan, Sr. Unscd. Bonds, Ser. 61	JPY	0.70	12/20/2048	1,119,800,000		11,304,293
Japan (20 Year Issue), Sr. Unscd. Bonds, Ser. 156	JPY	0.40	3/20/2036	1,918,650,000		18,509,718
Japan (30 Year Issue), Sr. Unscd. Bonds, Ser. 44	JPY	1.70	9/20/2044	1,691,800,000		20,846,591
Japan (30 Year Issue), Sr. Unscd. Bonds, Ser. 59	JPY	0.70	6/20/2048	1,290,000,000		13,031,680
Japan Bank for International Cooperation, Govt. Gtd. Notes		3.38	10/31/2023	3,600,000		3,783,372
Japanese, Sr. Unscd. Bonds, Ser. 21	JPY	0.10	3/10/2026	7,533,511,560	[d]	71,602,638
OSCAR US Funding Trust VI, Ser. 2017-1A, Cl. A4		3.30	5/10/2024	1,080,000	[c]	1,095,281
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A3		2.45	12/10/2021	850,000	[c]	850,328
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4		2.76	12/10/2024	1,800,000	[c]	1,817,979
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4		3.50	5/12/2025	2,450,000	[c]	2,522,375
Takeda Pharmaceutical, Sr. Unscd. Bonds	EUR	3.00	11/21/2030	1,575,000		2,090,425
					149,609,757
Kazakhstan - .2%
Development Bank of Kazakhstan, Sr. Unscd. Notes		4.13	12/10/2022	475,000		487,976
KazMunayGas National, Sr. Unscd. Notes		6.38	10/24/2048	1,030,000		1,247,872
					1,735,848

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.2% (continued)
Kenya - .1%
Kenya, Sr. Unscd. Notes		8.25	2/28/2048	950,000	[c]	991,667
Luxembourg - .3%
E-Carat, Ser. 2016-1, Cl. A, 1 Month EURIBOR +.45%	EUR	0.06	10/18/2024	349,063	[b]	386,767
Gazprom OAO Via Gaz Capital, Sr. Unscd. Bonds	EUR	2.50	3/21/2026	1,050,000		1,238,028
Medtronic Global Holdings, Gtd. Notes	EUR	1.63	3/7/2031	475,000		586,581
					2,211,376
Malaysia - 1.9%
Malaysia, Sr. Unscd. Bonds, Ser. 219	MYR	3.89	8/15/2029	54,000,000		13,397,828
Mexico - .4%
Infraestructura Energetica Nova, Sr. Unscd. Notes		4.88	1/14/2048	755,000		653,075
Petroleos Mexicanos, Gtd. Notes	EUR	5.13	3/15/2023	1,065,000		1,251,225
Petroleos Mexicanos, Gtd. Notes		5.50	1/21/2021	950,000		973,275
					2,877,575
Netherlands - 3.7%
ABN AMRO Bank, Covered Bonds	EUR	0.88	1/14/2026	2,400,000		2,862,221
ABN AMRO Bank, Sub. Notes	EUR	2.88	1/18/2028	1,100,000		1,327,479
Cooperatieve Rabobank, Sub. Bonds	EUR	2.50	5/26/2026	1,816,000		2,100,111
Equate Petrochemical, Gtd. Notes		3.00	3/3/2022	1,500,000	[e]	1,506,856
ING Bank, Covered Notes	EUR	0.88	4/11/2028	1,600,000		1,918,566
ING Groep, Sub. Bonds	EUR	2.00	3/22/2030	900,000		1,061,746
ING Groep, Sub. Notes	EUR	3.00	4/11/2028	1,600,000		1,937,068
SABIC Capital II, Gtd. Bonds		4.00	10/10/2023	3,075,000	[c]	3,227,369
VEON Holdings, Sr. Unscd. Notes		3.95	6/16/2021	2,000,000		2,021,460
Vonovia Finance, Gtd. Notes	EUR	1.63	12/15/2020	3,700,000		4,195,928
Vonovia Finance, Gtd. Notes	EUR	3.63	10/8/2021	1,575,000		1,889,231
WPC Eurobond, Gtd. Bonds	EUR	2.25	7/19/2024	1,655,000		2,010,741
WPC Eurobond, Gtd. Notes	EUR	2.13	4/15/2027	195,000		232,920
					26,291,696
Nigeria - .3%
Nigeria, Sr. Unscd. Notes		5.63	6/27/2022	700,000		729,050
Nigeria, Sr. Unscd. Notes		6.50	11/28/2027	1,050,000	[c]	1,077,447
					1,806,497
Norway - .3%
Norway, Bonds, Ser. 474	NOK	3.75	5/25/2021	17,145,000	[c]	2,021,729
Oman - .3%
Oman, Sr. Unscd. Bonds		4.88	2/1/2025	2,100,000	[c]	2,098,068
Panama - .5%
Panama, Sr. Unscd. Bonds		4.00	9/22/2024	2,125,000		2,262,062
Panama, Sr. Unscd. Notes		3.16	1/23/2030	1,400,000		1,414,700
					3,676,762

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.2% (continued)
Peru - .1%
Peru, Sr. Unscd. Bonds	PEN	5.94	2/12/2029	2,625,000	[c]	888,743
Philippines - .1%
Philippine, Sr. Unscd. Notes	EUR	0.88	5/17/2027	750,000		853,082
Qatar - .2%
Qatar, Sr. Unscd. Notes		3.38	3/14/2024	1,500,000	[c]	1,562,175
Romania - .2%
Romanian, Sr. Unscd. Notes	EUR	2.50	2/8/2030	1,305,000	[c]	1,547,468
Russia - 1.2%
Russian, Bonds, Ser. 6212	RUB	7.05	1/19/2028	541,080,000		8,491,167
Saudi Arabia - .1%
Saudi Arabian Oil, Sr. Unscd. Notes		2.75	4/16/2022	775,000	[c]	779,544
Senegal - .1%
Senegal, Sr. Unscd. Bonds	EUR	4.75	3/13/2028	730,000		845,606
Singapore - 2.1%
Singapore, Sr. Unscd. Bonds	SGD	2.63	5/1/2028	19,250,000		14,806,782
South Africa - .3%
Republic of South Africa, Sr. Unscd. Bonds, Ser. R186	ZAR	10.50	12/21/2026	27,170,000		2,119,994
South Korea - .1%
The Korea Development Bank, Sr. Unscd. Notes		3.00	3/19/2022	400,000		406,238
Spain - 3.1%
Banco Santander, Covered Notes	EUR	0.88	5/9/2031	1,500,000		1,786,634
Banco Santander, Sub. Notes	EUR	2.50	3/18/2025	2,800,000		3,398,901
Driver Espana Three FT, Ser. 3, Cl. A, 1 Month EURIBOR +1.05%	EUR	0.65	12/21/2026	388,608	[b]	430,791
Spain, Sr. Unscd. Bonds	EUR	2.90	10/31/2046	9,425,000	[c]	14,492,462
Telefonica Emisiones, Gtd. Notes	EUR	1.53	1/17/2025	1,600,000		1,918,714
					22,027,502
Sri Lanka - .3%
Sri Lanka, Sr. Unscd. Notes		6.25	10/4/2020	325,000	[e]	330,363
Sri Lanka, Sr. Unscd. Notes		6.85	3/14/2024	750,000	[c]	771,750
Sri Lanka, Sr. Unscd. Notes		7.55	3/28/2030	1,175,000	[c]	1,196,086
					2,298,199
Supranational - 6.9%
Arab Petroleum Investments, Sr. Unscd. Notes		4.13	9/18/2023	2,920,000	[c]	3,068,301
Asian Development Bank, Sr. Unscd. Notes	NZD	3.50	5/30/2024	3,750,000		2,676,747
Banque Ouest Africaine de Developpement, Sr. Unscd. Notes		5.00	7/27/2027	635,000		669,144
Corp Andina de Fomento, Sr. Unscd. Notes		3.25	2/11/2022	1,300,000		1,320,813
European Investment Bank, Sr. Unscd. Notes	EUR	0.63	1/22/2029	2,030,000		2,423,852

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.2% (continued)
Supranational - 6.9% (continued)
European Investment Bank, Sr. Unscd. Notes	CAD	1.13	9/16/2021	2,975,000	[c]	2,231,599
European Investment Bank, Sr. Unscd. Notes	AUD	2.70	1/12/2023	4,600,000		3,311,487
European Union, Govt. Gtd. Notes	EUR	1.38	10/4/2029	5,300,000		6,762,854
International Bank for Reconstruction & Development, Sr. Unscd. Notes	NZD	3.50	1/22/2021	17,675,000		11,950,868
International Finance, Sr. Unscd. Notes	INR	6.30	11/25/2024	278,070,000		4,080,799
Nordic Investment Bank, Sr. Unscd. Notes	NOK	1.38	7/15/2020	81,000,000		9,131,116
The African Export-Import Bank, Sr. Unscd. Notes		5.25	10/11/2023	1,850,000		1,990,648
					49,618,228
Sweden - .5%
Skandinaviska Enskilda Banken, Covered Bonds	EUR	0.15	2/11/2021	3,400,000		3,801,506
Thailand - 3.2%
Thailand, Sr. Unscd. Bonds	THB	2.13	12/17/2026	115,400,000		3,840,356
Thailand, Sr. Unscd. Bonds	THB	2.88	12/17/2028	550,000,000		19,450,803
					23,291,159
Turkey - .4%
Turkey, Sr. Unscd. Bonds	EUR	4.63	3/31/2025	775,000		890,440
Turkey, Sr. Unscd. Notes		7.50	11/7/2019	2,320,000		2,345,112
					3,235,552
Ukraine - .5%
Ukraine, Sr. Unscd. Notes		7.75	9/1/2020	1,425,000		1,472,153
Ukraine, Sr. Unscd. Notes		7.75	9/1/2022	1,725,000		1,837,125
					3,309,278
United Arab Emirates - .4%
Abu Dhabi Crude Oil Pipeline, Sr. Scd. Bonds		4.60	11/2/2047	1,225,000	[c]	1,386,424
DP World, Sr. Unscd. Notes		6.85	7/2/2037	960,000		1,224,490
					2,610,914
United Kingdom - 5.6%
Barclays, Jr. Sub. Bonds		7.88	12/15/2022	850,000		886,329
Barclays, Sr. Unscd. Notes		4.97	5/16/2029	1,425,000		1,509,498
BAT International Finance, Gtd. Notes	EUR	2.25	1/16/2030	1,450,000		1,729,955
Lanark Master Issuer, Ser. 2019-1A, Cl. 1A1, 3 Month LIBOR +.77%		3.29	12/22/2069	1,825,000	[b,c]	1,834,116
Lloyds Banking Group, Sr. Unscd. Notes		3.75	1/11/2027	1,475,000		1,498,223
Penarth Master Issuer, Ser. 2019-1A, Cl. A2, 1 Month SONIO +.70%	GBP	0.70	7/18/2024	2,050,000	[b,c]	2,495,747

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.2% (continued)
United Kingdom - 5.6% (continued)
Royal Bank of Scotland Group, Sr. Unscd. Notes		4.27	3/22/2025	1,670,000		1,712,142
Silverstone Master Issuer, Ser. 2019-1A, Cl. 2A, 3 Month SONIO +.75%	GBP	1.46	1/21/2070	1,900,000	[b,c]	2,317,420
United Kingdom, Bonds	GBP	1.50	7/22/2047	4,565,000		5,785,348
United Kingdom Gilt, Bonds	GBP	3.50	1/22/2045	11,575,000		20,753,224
					40,522,002
United States - 21.2%
Abbott Laboratories, Sr. Unscd. Notes		3.75	11/30/2026	523,000		563,792
AbbVie, Sr. Unscd. Bonds	EUR	1.38	5/17/2024	380,000		447,880
American Express, Sr. Unscd. Notes		2.50	7/30/2024	1,860,000		1,856,601
American Homes 4 Rent Trust, Ser. 2014-SFR3, Cl. A		3.68	12/1/2036	1,239,794	[c]	1,289,713
AmeriCredit Automobile Receivables Trust, Ser. 2018-1, Cl. C		3.50	1/18/2024	2,600,000		2,665,821
Andeavor Logistics, Gtd. Notes		3.50	12/1/2022	575,000		587,711
Anheuser-Busch Worldwide, Gtd. Notes		4.00	4/13/2028	1,100,000		1,194,953
AT&T, Sr. Unscd. Notes	EUR	2.35	9/5/2029	100,000		127,653
Bank of America, Sr. Unscd. Notes		3.97	3/5/2029	400,000		427,925
Bank of The West Auto Trust, Ser. 2019-1, Cl. A3		2.43	4/15/2024	1,865,000	[c]	1,866,982
BB&T, Sr. Unscd. Notes		2.50	8/1/2024	2,200,000		2,196,797
Bear Stearns Commercial Mortgage Securities Trust, Ser. 2005-PW10, Cl. AJ		5.59	12/11/2040	649,479		665,554
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A, 1 Month LIBOR +1.07%		3.40	12/15/2037	1,700,000	[b,c]	1,708,484
CarMax Auto Owner Trust, Ser. 2018-1, Cl. D		3.37	7/15/2024	365,000		369,091
CCO Holdings, Sr. Unscd. Notes		5.88	4/1/2024	600,000	[c]	624,750
CCUBS Commercial Mortgage Trust, Ser. 2017-C1, Cl. A4		3.54	11/15/2050	1,975,000		2,100,556
CHC Commercial Mortgage Trust, Ser. 2019-CHC, Cl. A, 1 Month LIBOR +1.12%		3.52	6/15/2034	2,300,000	[b,c]	2,305,023
CHC Commercial Mortgage Trust, Ser. 2019-CHC, Cl. B, 1 Month LIBOR +1.50%		3.90	6/15/2034	875,000	[b,c]	876,957
Cheniere Energy Partners, Sr. Scd. Notes		5.25	10/1/2025	1,175,000		1,222,023
Comcast, Gtd. Notes		3.70	4/15/2024	690,000		730,145
Concho Resources, Gtd. Notes		3.75	10/1/2027	1,075,000		1,108,510

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.2% (continued)
United States - 21.2% (continued)
Dell Equipment Finance Trust, Ser. 2017-2, Cl. B		2.47	10/24/2022	700,000	[c]	699,473
Dell Equipment Finance Trust, Ser. 2018-2, Cl. B		3.55	10/22/2023	1,100,000	[c]	1,124,336
Dell Equipment Finance Trust, Ser. 2018-2, Cl. C		3.72	10/22/2023	1,300,000	[c]	1,331,940
Dell International, Sr. Scd. Notes		6.02	6/15/2026	700,000	[c]	774,123
Digital Euro Finco, Gtd. Bonds	EUR	2.63	4/15/2024	1,775,000		2,172,708
Dollar Tree, Sr. Unscd. Notes		4.20	5/15/2028	645,000		672,205
Drive Auto Receivables Trust, Ser. 2018-1, Cl. C		3.22	3/15/2023	1,960,000		1,965,783
DT Auto Owner Trust, Ser. 2018-2A, Cl. C		3.67	3/15/2024	2,625,000	[c]	2,660,351
Energy Transfer Operating, Gtd. Notes		4.20	4/15/2027	600,000		625,964
Energy Transfer Operating, Gtd. Notes		4.50	4/15/2024	550,000		585,370
Energy Transfer Operating, Gtd. Notes		5.25	4/15/2029	685,000		765,292
Energy Transfer Operating, Jr. Sub. Notes, Ser. A, 6 Month LIBOR +4.03%		6.25	2/15/2023	525,000		495,983
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K087, Cl. A2		3.77	12/25/2028	715,000	[f]	791,682
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K088, Cl. A2		3.69	1/25/2029	1,950,000	[f]	2,147,430
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K159, Cl. A2		3.95	11/25/2030	1,400,000	[f]	1,569,413
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KC02, Cl. A2		3.37	7/25/2025	1,850,000	[f]	1,937,340
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KL3W, Cl. AFLW, 1 Month LIBOR +.45%		2.85	8/25/2025	1,230,000	[b,f]	1,233,076
Federal National Mortgage Association Grantor Trust, Ser. 2017-T1, Cl. A		2.90	6/25/2027	1,997,050		2,052,687
Fidelity National Information Services, Sr. Unscd. Notes	EUR	1.50	5/21/2027	1,045,000		1,251,076
First Data, Scd. Notes		5.75	1/15/2024	595,000	[c]	613,073

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.2% (continued)
United States - 21.2% (continued)
General Electric, Jr. Sub. Debs., Ser. D		5.00	1/21/2021	1,185,000		1,149,770
GM Financial Automobile Leasing Trust, Ser. 2018-3, Cl. C		3.70	7/20/2022	2,350,000		2,385,271
HCA, Gtd. Notes		5.88	2/1/2029	435,000		486,113
Intown Hotel Portfolio Trust, Ser. 2018-STAY, Cl. A, 1 Month LIBOR +.70%		3.03	1/15/2033	1,075,000	[b,c]	1,075,525
Intown Hotel Portfolio Trust, Ser. 2018-STAY, Cl. B		3.38	1/15/2033	725,000	[b,c]	725,377
Invitation Homes Trust, Ser. 2018-SFR3, Cl. A, 1 Month LIBOR +1.00%		3.31	7/17/2037	2,162,930	[b,c]	2,168,956
Invitation Homes Trust, Ser. 2018-SFR4, Cl. A, 1 Month LIBOR +1.10%		3.41	1/17/2038	1,764,672	[b,c]	1,780,236
Jackson National Life Global Funding, Scd. Notes		3.30	2/1/2022	700,000	[c]	713,677
Keurig Dr Pepper, Gtd. Notes		4.06	5/25/2023	850,000		892,018
KeyCorp Student Loan Trust, Ser. 1999-B, Cl. CTFS, 3 Month LIBOR +.90%		3.42	11/25/2036	659,453	[b]	660,094
Kinder Morgan, Gtd. Notes		4.30	6/1/2025	575,000		616,454
Kraft Heinz Foods, Gtd. Notes	EUR	2.25	5/25/2028	875,000		1,067,073
Kubota Credit Owner Trust, Ser. 2018-1A, Cl. A4		3.21	1/15/2025	1,900,000	[c]	1,942,734
Long Beach Mortgage Loan Trust, Ser. 2004-1, Cl. M2, 1 Month LIBOR +.83%		3.09	2/25/2034	417,400	[b]	419,515
Marsh & McLennan, Sr. Unscd. Bonds	EUR	1.98	3/21/2030	1,690,000		2,103,679
Mercedes-Benz Auto Lease Trust, Ser. 2019-A, Cl. A4		3.25	10/15/2024	1,200,000		1,220,727
MGM Growth Properties Operating Partnership, Gtd. Notes		5.75	2/1/2027	775,000	[c]	837,202
Morgan Stanley Capital I Trust, Ser. 2019-L2, Cl. A3		3.81	3/15/2052	2,575,000		2,805,239
New York Life Global Funding, Scd. Notes		2.88	4/10/2024	2,000,000	[c]	2,038,503
NYT Mortgage Trust, Ser. 2019-NYT, Cl. A, 1 Month LIBOR +1.20%		3.53	11/15/2035	1,950,000	[b,c]	1,963,407
Pfizer, Sr. Unscd. Notes		2.95	3/15/2024	390,000		401,937
Pfizer, Sr. Unscd. Notes		3.20	9/15/2023	360,000		374,085
Pfizer, Sr. Unscd. Notes		3.45	3/15/2029	345,000		365,739
PNC Bank, Sr. Unscd. Notes		2.23	7/22/2022	1,900,000		1,897,805
Prime Security Services Borrower, Scd. Notes		9.25	5/15/2023	133,000	[c]	139,983
Republic Services, Sr. Unscd. Bonds		2.50	8/15/2024	750,000		751,834

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.2% (continued)
United States - 21.2% (continued)
Reynolds Group Issuer, Gtd. Notes		7.00	7/15/2024	560,000	[c]	579,250
SCF Equipment Leasing, Ser. 2019-1A, Cl. A2		3.23	10/20/2024	800,000	[c]	809,672
Seasoned Credit Risk Transfer Trust, Ser. 2017-4, Cl. M45T		4.50	6/25/2057	1,435,712		1,513,891
Seasoned Credit Risk Transfer Trust, Ser. 2018-4, Cl. M55D		4.00	3/25/2058	2,334,644		2,439,346
Seasoned Credit Risk Transfer Trust, Ser. 2019-1, Cl. MA		3.50	7/25/2058	2,672,833		2,762,071
Seasoned Loans Structured Transaction, Ser. 2018-2, Cl. A1		3.50	11/25/2028	2,402,866		2,498,195
Seasoned Loans Structured Transaction, Ser. 2019-1, Cl. A2		3.50	5/25/2029	1,200,000		1,253,827
Springleaf Funding Trust, Ser. 2016-AA, Cl. A		2.90	11/15/2029	1,830,190	[c]	1,831,478
Sprint Communications, Sr. Unscd. Notes		7.00	8/15/2020	530,000		551,046
Sprint Spectrum, Sr. Scd. Notes		4.74	3/20/2025	2,575,000	[c]	2,713,406
Starwood Waypoint Homes Trust, Ser. 2017-1, Cl. A, 1 Month LIBOR +.95%		3.28	1/17/2035	2,551,200	[b,c]	2,554,153
Sunoco Logistics Partners Operations, Gtd. Notes		4.00	10/1/2027	1,180,000		1,220,209
Targa Resources Partners, Gtd. Bonds		5.13	2/1/2025	595,000		615,944
Tenet Healthcare, Scd. Notes		6.25	2/1/2027	423,000	[c]	438,334
The Boeing Company, Sr. Unscd. Notes		2.80	3/1/2024	525,000		531,958
The Boeing Company, Sr. Unscd. Notes		3.20	3/1/2029	325,000		333,846
The Goldman Sachs Group, Sr. Unscd. Notes		3.50	11/16/2026	770,000		790,708
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A		2.93	1/17/2036	2,244,356	[c]	2,268,907
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted		0.50	4/15/2024	29,700,450	[d]	30,015,011
United Technologies, Sr. Unscd. Bonds	EUR	2.15	5/18/2030	1,000,000		1,308,190
UnitedHealth Group, Sr. Unscd. Notes		2.38	8/15/2024	985,000		985,511
UnitedHealth Group, Sr. Unscd. Notes		2.88	8/15/2029	495,000		497,387
US Bancorp, Sr. Unscd. Notes		2.40	7/30/2024	1,850,000		1,848,106
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C51, Cl. A4		3.31	6/15/2052	1,825,000		1,913,724

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.2% (continued)
United States - 21.2% (continued)
Western Midstream Operating, Sr. Unscd. Notes		4.65	7/1/2026	940,000		965,664
Federal Home Loan Mortgage Corp.:
3.50%, 11/1/47				3,818,168	[f]	3,938,773
Federal National Mortgage Association:
3.50%, 8/1/56				1,879,449	[f]	1,951,003
4.00%, 9/1/42				1,798,049	[f]	1,899,147
					152,417,936
Total Bonds and Notes (cost $680,328,717)				697,785,922
Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)		Value ($)
Options Purchased - .1%
Call Options - .0%
Euro, Contracts 13,700,000 Barclays Capital		1.14	10/11/2019	13,700,000		34,016
Euro, Contracts 13,300,000 UBS Securities	EUR	1.16	12/6/2019	13,300,000		44,796
Euro, Contracts 13,900,000 Morgan Stanley	EUR	1.15	9/3/2019	13,900,000		2,625
Euro, Contracts 13,700,000 Citigroup	EUR	1.16	9/19/2019	13,700,000		4,398
					85,835
Put Options - .1%
Brazilian Real, Contracts 15,500,000 Morgan Stanley		3.70	9/12/2019	15,500,000		59,681
Brazilian Real, Contracts 3,900,000 UBS Securities		3.65	8/22/2019	3,900,000		2,249
Hungarian Forint, Contracts 3,780,000 Barclays Capital		277.00	9/10/2019	3,780,000		687
Indian Rupee, Contracts 4,000,000 Barclays Capital		70.00	8/9/2019	4,000,000		48,056
Japanese Yen, Contracts 15,500,000 Barclays Capital		109.54	9/10/2019	15,500,000		199,798
Mexican Peso, Contracts 8,000,000 Citigroup		19.00	8/12/2019	8,000,000		22,378
Philippine Peso, Contracts 3,780,000 Barclays Capital		51.65	9/10/2019	3,780,000		50,498
Polish Zloty, Contracts 15,250,000 J.P. Morgan Securities		3.70	10/21/2019	15,250,000		24,551
Polish Zloty, Contracts 4,000,000 HSBC		3.65	9/3/2019	4,000,000		391
Polish Zloty, Contracts 3,900,000 Merrill Lynch, Pierce, Fenner & Smith		3.67	8/22/2019	3,900,000		398
Russian Ruble, Contracts 3,800,000 UBS Securities		62.32	9/23/2019	3,800,000		8,705

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)	[a]	Value ($)
Options Purchased - .1% (continued)
Put Options - .1% (continued)
South African Rand, Contracts 3,800,000 UBS Securities		14.00	9/20/2019	3,800,000		28,741
Swedish Krona Cross Currency, Contracts 3,500,000 Goldman Sachs	EUR	10.35	8/28/2019	3,500,000		152
					446,285
Total Options Purchased (cost $2,182,678)				532,120
Description	Annualized Yield (%)		Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 1.0%
U.S. Government Securities
U.S. Treasury Bills (cost $7,497,189)		2.13	11/7/2019	7,540,000	[g,h]	7,498,261
Description	1-Day Yield (%)			Shares		Value ($)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $3,042,494)		2.28		3,042,494	[i]	3,042,494

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $545,198)		2.28		545,198	[i]	545,198
Total Investments (cost $693,596,276)				98.8%	709,403,995
Cash and Receivables (Net)				1.2%	8,318,037
Net Assets				100.0%	717,722,032

BBSW—Bank Bill Swap Rate

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

SONIO—Sterling Overnight Index Average

AUD—Australian Dollar

CAD—Canadian Dollar

CLP—Chilean Peso

CNY—Chinese Yuan Renminbi

EUR—Euro

GBP—British Pound

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

RUB—Russian Ruble

SGD—Singapore Dollar

THB—Thai Baht

ZAR—South African Rand

a Amount stated in U.S. Dollars unless otherwise noted above.

b Variable rate security—rate shown is the interest rate in effect at period end.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, these securities were valued at $150,500,524 or 20.97% of net assets.

d Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

e Security, or portion thereof, on loan. At July 31, 2019, the value of the fund’s securities on loan was $527,211 and the value of the collateral held by the fund was $545,198.

f The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

g Held by a counterparty for open exchange traded derivative contracts.

h Security is a discount security. Income is recognized through the accretion of discount.

i Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Bond Fund

July 31, 2019 (Unaudited)

The following is a summary of the inputs used as of July 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	−	58,227,148	−	58,227,148
Commercial Mortgage-Backed	−	40,490,340	−	40,490,340
Corporate Bonds	−	177,540,948	−	177,540,948
Foreign Government	−	383,723,552	−	383,723,552
Investment Companies	3,587,692	−	−	3,587,692
U.S. Government Agencies/Mortgage-Backed	−	7,788,923	−	7,788,923
U.S. Treasury	−	37,513,272	−	37,513,272
Other Financial Instruments:
Futures†	2,619,395	−	−	2,619,395
Forward Foreign Currency Exchange Contracts †	−	4,179,714	−	4,179,714
Options Purchased	−	532,120	−	532,120
Swaps†	−	643,571	−	643,571

Liabilities ($)
Other Financial Instruments:
Futures†	(98,680)	−	−	(98,680)
Forward Foreign Currency Exchange Contracts†	−	(6,528,532)	−	(6,528,532)
Options Written	(28,250)	(123,407)	−	(151,657)
Swaps†	−	(2,041,269)	−	(2,041,269)

† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon International Bond Fund

July 31, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Australian 10 Year Bond	55	9/19	5,340,373[a]	5,462,043	121,670
Australian 3 Year Bond	204	9/19	16,028,733[a]	16,105,682	76,949
Euro BTP Italian Government Bond	70	9/19	9,955,198[a]	10,833,877	878,679
Euro-Bobl	251	9/19	37,228,372[a]	37,510,695	282,323
Euro-Bond	4	9/19	773,840[a]	775,210	1,370
Japanese 10 Year Bond	16	9/19	22,610,407[a]	22,619,726	9,319
Long Gilt	108	9/19	17,170,816[a]	17,445,733	274,917
Long Term French Government Future	168	9/19	30,365,800[a]	31,100,766	734,966
U.S. Treasury Long Bond	20	9/19	3,082,445	3,111,875	29,430
Futures Short
Canadian 10 Year Bond	137	9/19	14,678,543[a]	14,772,291	(93,748)
U.S. Treasury 10 Year Notes	3	9/19	382,168	382,266	(98)
U.S. Treasury 5 Year Notes	366	9/19	43,234,789	43,025,017	209,772
Ultra 10 Year U.S. Treasury Notes	14	9/19	1,924,979	1,929,813	(4,834)
Gross Unrealized Appreciation				2,619,395
Gross Unrealized Depreciation				(98,680)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
BNY Mellon International Bond Fund

July 31, 2019 (Unaudited)

Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Call Options:
Brazilian Real, Contracts 3,900,000, UBS Securities	4.1	8/22/19	3,900,000		(1,362)
Hungarian Forint, Contracts 3,780,000, Barclays Capital	288	9/10/19	3,780,000		(79,659)
Indian Rupee, Contracts 4,000,000, Barclays Capital	75.7	8/9/19	4,000,000		-
Mexican Peso, Contracts 8,000,000, Citigroup	21.2	8/12/19	8,000,000		(114)
Philippine Peso, Contracts 3,780,000, Barclays Capital	53.2	9/10/19	3,780,000		(651)
Polish Zloty, Contracts 4,000,000, HSBC	3.95	9/3/19	4,000,000		(8,597)
Polish Zloty, Contracts 3,900,000, Merrill Lynch, Pierce, Fenner & Smith	4	8/22/19	3,900,000		(2,379)
Russian Ruble, Contracts 3,800,000, UBS Securities	68	9/23/19	3,800,000		(7,022)
South African Rand, Contracts 3,800,000, UBS Securities	15.3	9/20/19	3,800,000		(20,232)
Swedish Krona Cross Currency, Contracts 3,500,000, Goldman Sachs	10.9	8/28/19	3,500,000	EUR	(3,391)
U.S Treasury 10 Year September Future, Contracts 113	128	8/23/19	11,300,000		(28,250)
Total Options Written (premiums received $499,908)					(151,657)

a Notional amount stated in U.S. Dollars unless otherwise indicated.

EUR—Euro

See notes to financial statements.

STATEMENT OF FOWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon International Bond Fund

July 31, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Barclays Capital
United States Dollar	3,982,945	South African Rand	57,450,000	8/6/19	(18,176)
Norwegian Krone	71,485,000	United States Dollar	8,239,245	8/30/19	(160,465)
Brazilian Real	13,520,000	United States Dollar	3,523,816	8/2/19	18,332
United States Dollar	3,591,065	Brazilian Real	13,520,000	8/2/19	48,917
United States Dollar	6,703,900	Mexican Peso	129,865,000	8/6/19	(65,853)
United States Dollar	8,652,518	Malaysian Ringgit	35,715,000	10/25/19	12,195
Chilean Peso	7,678,110,000	United States Dollar	11,005,992	10/25/19	(94,631)
Colombian Peso	6,221,290,000	United States Dollar	1,901,924	10/25/19	(15,666)
Russian Ruble	169,210,000	United States Dollar	2,557,297	8/6/19	99,041
Malaysian Ringgit	35,715,000	United States Dollar	8,653,148	8/6/19	1,078
United States Dollar	697,449	Malaysian Ringgit	2,870,000	8/6/19	2,009
Colombian Peso	6,221,290,000	United States Dollar	1,892,581	8/6/19	2,829
United States Dollar	1,911,303	Colombian Peso	6,221,290,000	8/6/19	15,893
Chilean Peso	2,478,110,000	United States Dollar	3,618,630	8/6/19	(98,534)
United States Dollar	11,000,157	Chilean Peso	7,678,110,000	8/6/19	93,585
United States Dollar	9,770,056	Philippine Peso	514,540,000	8/6/19	(339,821)
Indian Rupee	200,300,000	United States Dollar	2,824,309	8/6/19	86,031
Citigroup
United States Dollar	1,289,491	Indian Rupee	90,000,000	8/6/19	(18,201)
South Korean Won	13,467,835,000	United States Dollar	11,446,985	8/6/19	(61,244)
United States Dollar	11,388,767	South Korean Won	13,467,835,000	8/6/19	3,026
United States Dollar	825,507	Peruvian Nuevo Sol	2,725,000	10/4/19	3,126

STATEMENT OF FOWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Citigroup (continued)
United States Dollar	8,128,753	Singapore Dollar	11,200,000	8/6/19	(22,494)
Indonesian Rupiah	60,716,620,000	United States Dollar	4,277,626	10/25/19	12,866
Hungarian Forint	1,950,000,000	United States Dollar	6,689,204	10/25/19	(36,039)
United States Dollar	6,660,803	Hungarian Forint	1,950,000,000	10/25/19	7,638
Mexican Peso	98,110,000	United States Dollar	5,086,319	10/25/19	(39,799)
Hong Kong Dollar	64,100,000	United States Dollar	8,203,540	4/14/20	(5,229)
United States Dollar	3,424,414	Chilean Peso	2,400,000,000	10/25/19	13,774
Hungarian Forint	1,950,000,000	United States Dollar	6,628,594	8/6/19	(7,563)
United States Dollar	6,711,120	Hungarian Forint	1,950,000,000	8/6/19	90,089
United States Dollar	1,881,817	Colombian Peso	6,221,290,000	10/25/19	(4,441)
Philippine Peso	125,000,000	United States Dollar	2,408,942	8/6/19	47,105
Philippine Peso	389,540,000	United States Dollar	7,640,811	10/25/19	(12,465)
Indonesian Rupiah	60,716,620,000	United States Dollar	4,156,395	8/6/19	172,401
United States Dollar	4,324,546	Indonesian Rupiah	60,716,620,000	8/6/19	(4,250)
Peruvian Nuevo Sol	29,180,000	United States Dollar	8,857,455	8/2/19	(25,125)
United States Dollar	8,750,675	Peruvian Nuevo Sol	29,180,000	8/2/19	(81,655)
Czech Koruna	155,000,000	United States Dollar	6,744,467	10/25/19	(60,081)
United States Dollar	5,581,614	Czech Koruna	128,460,000	10/25/19	41,767
Peruvian Nuevo Sol	36,500,000	United States Dollar	11,018,868	8/21/19	20,023
United States Dollar	2,377,415	Peruvian Nuevo Sol	8,000,000	8/21/19	(42,068)
Czech Koruna	179,500,000	United States Dollar	7,831,042	8/6/19	(100,794)
United States Dollar	7,798,554	Czech Koruna	179,500,000	8/6/19	68,306
Chinese Yuan Renminbi	8,000,000	United States Dollar	1,167,032	8/6/19	(5,229)
United States Dollar	8,827,444	Peruvian Nuevo Sol	29,180,000	10/22/19	27,728

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Citigroup (continued)
South Korean Won	18,522,855,000	United States Dollar	15,692,169	10/25/19	8,879
United States Dollar	5,958,755	Russian Ruble	385,085,000	8/6/19	(86,491)
Goldman Sachs
Chilean Peso	2,583,740,000	United States Dollar	3,781,544	8/6/19	(111,403)
United States Dollar	749,384	Danish Krone	5,000,000	8/30/19	6,146
United States Dollar	11,019,671	Swedish Krona	105,180,000	8/30/19	106,754
Mexican Peso	460,000,000	United States Dollar	23,424,134	8/6/19	555,279
HSBC
Singapore Dollar	16,585,000	United States Dollar	12,116,452	8/6/19	(46,056)
United States Dollar	28,770,773	New Zealand Dollar	42,865,000	8/30/19	606,325
United States Dollar	390,637	Polish Zloty	1,500,000	8/6/19	3,581
Mexican Peso	42,250,000	United States Dollar	2,222,863	8/6/19	(20,406)
United States Dollar	14,503,474	Mexican Peso	280,000,000	8/6/19	(92,691)
Chinese Yuan Renminbi	126,500,000	United States Dollar	18,335,090	8/6/19	(26,490)
United States Dollar	9,257,192	Chinese Yuan Renminbi	64,000,000	8/6/19	(5,657)
United States Dollar	13,998,085	Chinese Yuan Renminbi	96,500,000	10/25/19	38,269
South African Rand	27,780,000	United States Dollar	1,862,160	8/6/19	72,586
Euro	6,960,000	United States Dollar	7,771,565	8/30/19	(47,218)
United States Dollar	2,178,190	Euro	1,950,000	8/30/19	14,041
British Pound	29,275,000	United States Dollar	36,530,979	8/30/19	(874,029)
United States Dollar	8,568,979	British Pound	7,030,000	8/30/19	6,439
United States Dollar	12,130,943	Singapore Dollar	16,585,000	10/25/19	46,981
Chilean Peso	2,616,260,000	United States Dollar	3,827,740	8/6/19	(111,405)
Swedish Krona	155,955,000	United States Dollar	16,517,130	8/30/19	(336,070)
Swiss Franc	7,545,000	United States Dollar	7,693,410	8/30/19	(85,493)

STATEMENT OF FOWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
J.P. Morgan Securities
Thai Baht	726,740,000	United States Dollar	23,473,103	8/6/19	159,840
United States Dollar	19,214,307	Thai Baht	593,210,000	8/6/19	(76,358)
United States Dollar	8,230,611	Hong Kong Dollar	64,100,000	4/14/20	32,300
Brazilian Real	43,670,000	United States Dollar	11,533,798	8/2/19	(92,555)
United States Dollar	11,614,361	Brazilian Real	43,670,000	8/2/19	173,118
Brazilian Real	43,670,000	United States Dollar	11,554,438	10/2/19	(168,551)
Hungarian Forint	594,355,000	United States Dollar	2,039,654	10/25/19	(11,786)
United States Dollar	2,031,428	Hungarian Forint	594,355,000	10/25/19	3,560
Czech Koruna	216,775,000	United States Dollar	9,430,535	10/25/19	(82,098)
United States Dollar	9,421,518	Czech Koruna	216,775,000	10/25/19	73,081
Romanian Leu	16,000,000	United States Dollar	3,803,728	8/6/19	(58,844)
United States Dollar	3,753,132	Romanian Leu	16,000,000	8/6/19	8,248
Indian Rupee	110,300,000	United States Dollar	1,588,582	10/25/19	(177)
Hungarian Forint	2,844,355,000	United States Dollar	9,860,831	8/6/19	(203,106)
United States Dollar	9,954,695	Hungarian Forint	2,844,355,000	8/6/19	296,970
United States Dollar	1,685,354	Mexican Peso	32,615,000	10/25/19	7,724
Polish Zloty	12,515,000	United States Dollar	3,279,612	8/6/19	(50,276)
United States Dollar	2,860,296	Polish Zloty	11,015,000	8/6/19	18,016
Malaysian Ringgit	12,199,488	United States Dollar	2,958,528	8/2/19	(2,243)
Philippine Peso	389,540,000	United States Dollar	7,637,290	8/6/19	16,539
Singapore Dollar	14,975,000	United States Dollar	10,958,012	8/6/19	(59,358)
United States Dollar	14,980,909	Singapore Dollar	20,360,000	8/6/19	163,106
Russian Ruble	436,870,000	United States Dollar	6,871,186	8/6/19	(12,995)
United States Dollar	1,869,659	Russian Ruble	120,995,000	8/6/19	(29,777)
Mexican Peso	32,615,000	United States Dollar	1,707,726	8/6/19	(7,533)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
J.P. Morgan Securities (continued)
United States Dollar	6,798,581	Russian Ruble	436,870,000	10/25/19	13,858
United States Dollar	1,603,897	Indian Rupee	110,300,000	8/6/19	1,248
Euro	117,835,000	United States Dollar	131,312,143	8/30/19	(536,503)
United States Dollar	7,604,936	Philippine Peso	389,540,000	10/25/19	(23,410)
United States Dollar	18,555,324	Thai Baht	571,170,000	10/25/19	(54,988)
Czech Koruna	216,775,000	United States Dollar	9,455,215	8/6/19	(119,703)
United States Dollar	9,416,811	Czech Koruna	216,775,000	8/6/19	81,299
Polish Zloty	11,015,000	United States Dollar	2,866,064	10/25/19	(17,841)
Merrill Lynch, Pierce, Fenner & Smith
Israeli Shekel	1,800,000	United States Dollar	511,274	8/6/19	1,519
United States Dollar	1,821,376	Japanese Yen	197,320,000	8/30/19	3,405
United States Dollar	18,285,759	Norwegian Krone	160,000,000	8/30/19	203,578
United States Dollar	23,111,800	Euro	20,710,000	8/30/19	127,428
United States Dollar	1,539,883	Russian Ruble	100,000,000	8/6/19	(29,964)
United States Dollar	4,322,759	Thai Baht	133,530,000	8/6/19	(19,519)
United States Dollar	448,216	South African Rand	6,360,000	8/6/19	5,272
United States Dollar	513,651	Israeli Shekel	1,800,000	10/25/19	(1,648)
Morgan Stanley
Brazilian Real	16,670,000	United States Dollar	4,084,783	8/2/19	282,644
United States Dollar	4,427,741	Brazilian Real	16,670,000	8/2/19	60,314
South African Rand	36,030,000	United States Dollar	2,539,858	8/6/19	(30,539)
United States Dollar	2,514,975	South African Rand	36,030,000	10/25/19	29,581
United States Dollar	6,442,801	Mexican Peso	125,000,000	8/6/19	(73,344)
United States Dollar	1,002,427	Malaysian Ringgit	4,130,000	10/25/19	3,280
United States Dollar	7,868,951	Malaysian Ringgit	32,845,000	8/6/19	(89,835)

STATEMENT OF FOWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Morgan Stanley (continued)
Japanese Yen	10,066,635,000	United States Dollar	93,700,295	8/30/19	(953,245)
UBS Securities
Hungarian Forint	625,000,000	United States Dollar	2,144,708	10/25/19	(12,283)
United States Dollar	891,355	Hungarian Forint	261,060,000	10/25/19	650
Japanese Yen	1,257,550,000	United States Dollar	11,633,407	8/30/19	(47,206)
United States Dollar	1,318,727	Japanese Yen	142,480,000	8/30/19	6,014
United States Dollar	2,237,865	Euro	2,019,147	8/1/19	2,490
Hungarian Forint	261,060,000	United States Dollar	887,054	8/6/19	(651)
United States Dollar	913,308	Hungarian Forint	261,060,000	8/6/19	26,905
United States Dollar	505,124	Israeli Shekel	1,800,000	8/6/19	(7,669)
United States Dollar	1,161,103	Chinese Yuan Renminbi	8,000,000	8/6/19	(700)
Canadian Dollar	21,330,000	United States Dollar	16,187,235	8/30/19	(15,280)
United States Dollar	510,981	Canadian Dollar	670,000	8/30/19	3,001
Danish Krone	25,000,000	United States Dollar	3,743,727	8/30/19	(27,537)
Australian Dollar	39,365,000	United States Dollar	27,372,374	8/30/19	(420,733)
Chinese Yuan Renminbi	8,000,000	United States Dollar	1,160,345	10/25/19	1,068
United States Dollar	9,066,370	Chinese Yuan Renminbi	62,500,000	8/6/19	20,619
Euro	5,370,000	United States Dollar	5,986,778	8/30/19	(27,045)
Gross Unrealized Appreciation					4,179,714
Gross Unrealized Depreciation					(6,528,532)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
BNY Mellon International Bond Fund

July 31, 2019 (Unaudited)

Centrally Cleared Interest Rate Swaps
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Unrealized Appreciation (Depreciation) ($)
	USD - 3 Month Libor	1/10/21	26,600,000	(172,205)
HUF - 6 Month Budapest Interbank Offered Rate	HUF Fixed at 2.34	5/22/29	-	-
HUF - 6 Month Budapest Interbank Offered Rate	HUF Fixed at 2.465	1/14/29	-	-
	USD - 3 Month Libor	11/29/27	56,470,000	(1,869,064)
HUF - 6 Month Budapest Interbank Offered Rate	HUF Fixed at 2.3207	2/18/29	-	-
	USD - 3 Month Libor	10/3/46	7,440,000	596,418
Gross Unrealized Appreciation				596,418
Gross Unrealized Depreciation				(2,041,269)

HUF—Hungarian Forint

USD—United States Dollar

See notes to financial statements.

OTC Credit Default Swaps

Reference Obligation/ Counterparty	Maturity Date	Notional Amount ($)[1]	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation ($)
Sold Contracts:[2]
Citigroup
Markit iTraxx Europe Crossover Index Series 31 Received Fixed Rate of 5.00 3 Month	6/20/24	6,531,300	730,331	742,317	26,113
J.P. Morgan Securities
Markit iTraxx Europe Crossover Index Series 31 Received Fixed Rate of 5.00 3 Month	6/20/24	6,531,300	730,330	747,389	21,040
Gross Unrealized Appreciation				47,153

1 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

2 If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the

NOTES

Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of foreign currencies, or as a substitute for an investment. The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying

NOTES

the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another

NOTES

nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at July 31, 2019 are set forth in the Statement of Swap Agreements.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in

NOTES

which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

At July 31, 2019, accumulated net unrealized appreciation on investments was $15,807,719, consisting of $23,451,120 gross unrealized appreciation and $7,643,401 gross unrealized depreciation.

At July 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.